Annual Fund Operating Expenses - Nomura Focused Mid Cap Growth ETF - Nomura Focused Mid Cap Growth ETF	Feb. 05, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%

[1]	Other expenses are based on estimated amounts for the current fiscal year.